Class I [Member] Average Annual Total Returns - Class I - Class I Shares		12 Months Ended	60 Months Ended	117 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	3.02%	1.96% [1]
Performance Inception Date	[1]			Apr. 14, 2016

[1]	Since inception April 14, 2016.